Income tax and social contribution (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Temporary differences
Expected realization of deferred tax assets
Income tax	R$ 26,784,302
Social contribution	16,699,485
Temporary differences | 2018
Expected realization of deferred tax assets
Income tax	6,189,592
Social contribution	4,778,522
Temporary differences | 2019
Expected realization of deferred tax assets
Income tax	6,106,611
Social contribution	3,500,573
Temporary differences | 2020
Expected realization of deferred tax assets
Income tax	5,444,841
Social contribution	3,163,487
Temporary differences | 2021
Expected realization of deferred tax assets
Income tax	4,408,140
Social contribution	2,609,808
Temporary differences | 2022
Expected realization of deferred tax assets
Income tax	2,534,237
Social contribution	1,470,379
Temporary differences | After 2022
Expected realization of deferred tax assets
Income tax	2,100,881
Social contribution	1,176,716
Income tax and Social contribution losses
Expected realization of deferred tax assets
Income tax	2,618,009
Social contribution	2,385,863
Income tax and Social contribution losses | 2018
Expected realization of deferred tax assets
Income tax	157,668
Social contribution	303,794
Income tax and Social contribution losses | 2019
Expected realization of deferred tax assets
Income tax	143,705
Social contribution	80,058
Income tax and Social contribution losses | 2020
Expected realization of deferred tax assets
Income tax	139,825
Social contribution	78,361
Income tax and Social contribution losses | 2021
Expected realization of deferred tax assets
Income tax	620,279
Social contribution	367,041
Income tax and Social contribution losses | 2022
Expected realization of deferred tax assets
Income tax	732,490
Social contribution	478,318
Income tax and Social contribution losses | After 2022
Expected realization of deferred tax assets
Income tax	824,042
Social contribution	1,078,291
Total
Expected realization of deferred tax assets
Total	48,487,659
Total | 2018
Expected realization of deferred tax assets
Total	11,429,576
Total | 2019
Expected realization of deferred tax assets
Total	9,830,947
Total | 2020
Expected realization of deferred tax assets
Total	8,826,514
Total | 2021
Expected realization of deferred tax assets
Total	8,005,268
Total | 2022
Expected realization of deferred tax assets
Total	5,215,424
Total | After 2022
Expected realization of deferred tax assets
Total	R$ 5,179,930